Earnings/(loss) per share (Details) - CNY (¥) ¥ in Thousands	3 Months Ended		9 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Profit/(loss) attributable to ordinary shareholders (basic):
Profit/(loss) attribute to the equity shareholders of the Company	¥ 96,554	¥ 121,860	¥ 433,333	¥ (1,529,997)
Less: Allocation of undistributed earnings to holders of unvested restricted shares	(210)	(580)	(1,139)	117,474
Profit used to determine basic earnings/(loss) per share	¥ 96,344	¥ 121,280	¥ 432,194	¥ (1,412,523)
Weighted-average number of ordinary shares (basic):
Weighted average number of ordinary shares	1,205,607,361	1,204,349,933	1,206,174,561	1,071,333,341